Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 31, 2017	Jun. 30, 2016
Document Information [Line Items]
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	UNITED TECHNOLOGIES CORP /DE/
Entity Central Index Key	0000101829
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 85,789,321,218
Entity Common Stock, Shares Outstanding		805,861,740